Jan. 31, 2016
Federated Total Return Bond Fund

A Portfolio of Federated Total Return Series, Inc.

CLASS A SHARES (TICKER TLRAX)
CLASS B SHARES (TICKER TLRBX)
CLASS C SHARES (TICKER TLRCX)
CLASS R SHARES (TICKER FTRKX)
INSTITUTIONAL SHARES (TICKER FTRBX)
SERVICE SHARES (TICKER FTRFX)
CLASS R6 SHARES (TICKER FTRLX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JANUARY 31, 2016

Federated Total Return Bond Fund (the “Federated Fund”) is expected to enter into an Agreement and Plan of Reorganization (the “Plan”) pursuant to which the Federated Fund would acquire all or substantially all of the assets (except certain deferred or prepaid expenses) of the Hancock Horizon Core Bond Fund (the “Hancock Horizon Fund”) in exchange for Service Shares, Service Shares and Institutional Shares of the Federated Fund to be distributed pro rata by the Hancock Horizon Fund to its shareholders of Investor Class Shares, Class C Shares and Institutional Class Shares, respectively, in complete liquidation, dissolution and termination of the Hancock Horizon Fund, all upon the terms and conditions set forth in the Plan. The Plan is subject to the approval of the Hancock Horizon Fund shareholders at a special meeting of shareholders, currently scheduled for January 26, 2017. If the Plan is approved by the shareholders of the Hancock Fund, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the Tables in the sections entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) February 1, 2018; or (b) the date of the Fund’s next effective prospectus.